LONG-TERM LOAN (Detail) - USD ($) $ in Thousands	May 31, 2018	Mar. 12, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
September 12, 2019	$ 13,750	$ 13,750	$ 12,000
September 12, 2020	19,250	19,250	19,250
September 12, 2021	24,750	24,750	24,750
September 12, 2022	30,250	$ 30,250	44,000
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year	$ 88,000		$ 100,000